Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Argentina (USD) (0%
)
1 Pampa Energia SA 144A, 9.50%, 12/08/26 (a) $ –
255,000 Provincia de Buenos Aires Government Bonds ,
4.00%, 9/01/37 (b) 72
72
Austria (USD) (1%
)
200,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 164
200,000 Klabin Austria GmbH 144A, 5.75%, 4/03/29 (a) 200
364
Bahamas (USD) (1%
)
445,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 373
Bermuda (USD) (4%
)
700,000 Bermuda Government International Bond 144A,
3.72%, 1/25/27 (a) 678
300,000 CBQ Finance Ltd. , 2.00%, 9/15/25 (b) 278
241,600 Digicel Group Holdings Ltd. 144A, 8.00%,
4/01/25 (a) 60
340,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 302
500,000 Ooredoo International Finance Ltd. 144A,
5.00%, 10/19/25 (a) 505
720,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a)(c) 627
200,000 Tengizchevroil Finance Co. International Ltd.
144A, 3.25%, 8/15/30  154
2,604
Brazil (USD) (2%
)
200,000 BRF SA , 4.88%, 1/24/30 (b) 169
200,000 BRF SA 144A, 4.88%, 1/24/30 (a) 169
200,000 BRF SA 144A, 5.75%, 9/21/50 (a) 140
230,000 Itau Unibanco Holding SA 144A, 5.13%,
5/13/23 (a) 230
492,709 Prumo Participacoes e Investimentos S/A 144A,
7.50%, 12/31/31 (a) 477
1,185
Canada (CAD) (0%
)
200,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(d) 143
Cayman Islands (USD) (9%
)
200,000 Alibaba Group Holding Ltd. , 3.40%, 12/06/27  188
200,000 Alibaba Group Holding Ltd. , 3.60%, 11/28/24  195
502,307 Bioceanico Sovereign Certificate Ltd. 144A,
3.79%, 6/05/34 (a)(e) 355
230,000 Braskem Finance Ltd. , 6.45%, 2/03/24 (c) 233
600,000 Country Garden Holdings Co. Ltd. , 3.30%,
1/12/31 (b) 352
200,000 Country Garden Holdings Co. Ltd. , 5.13%,
1/14/27 (b) 136
270,000 Dar Al-Arkan Sukuk Co. Ltd. , 6.88%,
2/26/27 (b) 264
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 7.75%,
2/07/26 (b) 202
605,000 Energuate Trust 144A, 5.88%, 5/03/27 (a) 581
200,000 Kaisa Group Holdings Ltd. , 9.75%, 9/28/23 (b) 37
200,000 Kaisa Group Holdings Ltd. , 11.50%, 1/30/23 (b) 37
280,000 Logan Group Co. Ltd. , 4.25%, 7/12/25 (b) 84
200,000 MAF Global Securities Ltd. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.893%), 7.88% (b)(f)(g) 209
Principal
or Shares Security Description
Value
(000)
670,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) $ 577
98,900 Odebrecht Oil & Gas Finance Ltd. 144A,
31.50% (a)(e)(g) –
250,000 QNB Finance Ltd. , 2.75%, 2/12/27 (b) 234
390,000 SA Global Sukuk Ltd. 144A, 1.60%, 6/17/26 (a) 358
400,000 Sands China Ltd. , 3.75%, 8/08/31  335
215,000 Shimao Group Holdings Ltd. , 5.60%,
7/15/26 (b) 51
118,000 Vale Overseas Ltd. , 6.25%, 8/10/26  123
650,000 Weibo Corp. , 3.38%, 7/08/30  544
430,000 Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a) 379
5,474
Chile (USD) (2%
)
219,198 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 176
190,514 Celeo Redes Operacion Chile SA 144A, 5.20%,
6/22/47 (a) 165
460,000 Chile Electricity PEC SpA 144A, 4.74%,
1/25/28 (a)(e) 348
200,000 Embotelladora Andina SA 144A, 5.00%,
10/01/23 (a) 200
400,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 264
1,153
Colombia (USD) (2%
)
400,000 Bancolombia SA , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.944%),
4.63%, 12/18/29 (f) 365
200,000 Bancolombia SA , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.929%),
7.14%, 10/18/27 (f) 199
200,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 175
270,000 Ecopetrol SA , 5.38%, 6/26/26  261
200,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 167
1,167
Dominica Republic (USD) (1%
)
265,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 250
France (USD) (0%
)
425,000 Altice France SA 144A, 5.13%, 7/15/29 (a) 334
Hong Kong (USD) (0%
)
200,000 Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a) 206
India (USD) (4%
)
200,000 Adani Electricity Mumbai Ltd. 144A, 3.87%,
7/22/31 (a) 142
440,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 329
200,000 Adani Green Energy UP Ltd./Prayatna
Developers Pvt. Ltd./Parampujya Solar Energy
144A, 6.25%, 12/10/24 (a) 187
200,000 Adani Ports & Special Economic Zone Ltd.
144A, 3.10%, 2/02/31 (a) 145
210,000 Adani Ports & Special Economic Zone Ltd.
144A, 5.00%, 8/02/41 (a) 149
655,219 Adani Renewable Energy RJ Ltd./Kodangal Solar
Parks Pvt. Ltd./Wardha Solar Maharash 144A,
4.63%, 10/15/39 (a) 471
200,000 Adani Transmission Step-One Ltd. , 4.00%,
8/03/26 (b) 161

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
200,000 Export-Import Bank of India 144A, 3.88%,
2/01/28 (a) $ 189
250,000 Reliance Industries Ltd. 144A, 3.63%,
1/12/52 (a) 181
245,000 Shriram Finance Ltd. 144A, 4.40%, 3/13/24 (a) 236
425,000 Summit Digitel Infrastructure Ltd. 144A,
2.88%, 8/12/31 (a) 340
2,530
Indonesia (USD) (2%
)
400,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 379
400,000 Cikarang Listrindo Tbk PT , 4.95%, 9/14/26 (b) 379
700,000 Indofood CBP Sukses Makmur Tbk PT , 3.40%,
6/09/31 (b) 610
1,368
Ireland (USD) (2%
)
1,050,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) 1,001
Isle of Man (USD) (0%
)
70,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  69
200,000 Gohl Capital Ltd. , 4.25%, 1/24/27 (b) 184
253
Israel (USD) (5%
)
810,000 Bank Hapoalim BM 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.155%), 3.26%, 1/21/32 (a)(b)(f) 717
610,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(f) 557
310,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(b) 291
200,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (a)(b) 185
200,000 Energean Israel Finance Ltd. 144A, 5.88%,
3/30/31 (a)(b) 181
300,000 Israel Electric Corp. Ltd. 144A, 3.75%,
2/22/32 (a)(b) 268
200,000 Israel Electric Corp. Ltd. 144A, 4.25%,
8/14/28 (a)(b) 192
260,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(b) 254
650,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(f) 587
3,232
Jersey (USD) (1%
)
510,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%,
3/31/36 (a) 418
Kazakhstan (KZT) (0%
)
70,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(d) 149
Kazakhstan (USD) (0%
)
200,000 KazMunayGas National Co. JSC 144A, 5.38%,
4/24/30 (a) 185
Luxembourg (USD) (2%
)
200,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a) 172
220,000 B2W Digital Lux Sarl 144A, 4.38%,
12/20/30 (a)(h) 37
Principal
or Shares Security Description
Value
(000)
762,378 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) $ 663
200,000 Movida Europe SA 144A, 5.25%, 2/08/31 (a) 147
1,019
Marshall Islands (USD) (0%
)
312,134 Nakilat Inc. 144A, 6.07%, 12/31/33 (a) 330
Mauritius (USD) (1%
)
191,000 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 165
300,000 Greenko Solar Mauritius Ltd. 144A, 5.95%,
7/29/26 (a) 283
473,500 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 426
874
Mexico (MXN) (0%
)
2,690,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (d) 142
1,600,000 Mexican Bonos Series M 30, 8.50%, 11/18/38
MXN (d) 83
225
Mexico (USD) (13%
)
200,000 America Movil SAB de CV , 4.70%, 7/21/32  198
200,000 Banco Mercantil del Norte SA 144A, (10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.034%), 6.63% (a)(f)(g) 177
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.967%), 6.75% (a)(f)(g) 196
200,000 Banco Mercantil del Norte SA 144A, (10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.470%), 7.50% (a)(f)(g) 193
600,000 Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.995%), 5.95%, 10/01/28 (a)(f) 602
610,000 BBVA Bancomer SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.650%), 5.13%, 1/18/33 (a)(f) 581
830,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(f)(g) 765
200,000 Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV 144A, 4.96%, 7/18/29 (a) 188
200,000 Coca-Cola Femsa SAB de CV , 1.85%, 9/01/32  159
188,540 Cometa Energia SA de CV 144A, 6.38%,
4/24/35 (a) 184
220,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 189
200,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (a) 180
211,903 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 206
420,000 Grupo Axo SAPI de CV 144A, 5.75%,
6/08/26 (a) 372
400,000 Grupo Bimbo SAB de CV 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280%), 5.95% (a)(f)(g) 400
250,000 Infraestructura Energetica Nova SAPI de CV
144A, 3.75%, 1/14/28 (a) 233
200,000 Kimberly-Clark de Mexico SAB de CV 144A,
3.25%, 3/12/25 (a) 193

Principal
or Shares Security Description
Value
(000)
220,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) $ 179
191,380 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a)(c) 187
440,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 390
165,000 Petroleos Mexicanos , 5.95%, 1/28/31  132
360,000 Petroleos Mexicanos , 6.70%, 2/16/32  299
70,000 Petroleos Mexicanos , 6.75%, 9/21/47  49
200,000 Petroleos Mexicanos , 6.88%, 8/04/26  196
160,000 Petroleos Mexicanos , 8.75%, 6/02/29  156
200,000 Petroleos Mexicanos 144A, 10.00%, 2/07/33 (a) 195
710,000 Sitios Latinoamerica SAB de CV 144A, 5.38%,
4/04/32 (a) 663
200,000 Trust Fibra Uno 144A, 4.87%, 1/15/30 (a) 184
200,000 Trust Fibra Uno 144A, 5.25%, 1/30/26 (a) 195
210,000 Trust Fibra Uno 144A, 6.39%, 1/15/50 (a) 185
200,000 Trust Fibra Uno 144A, 6.95%, 1/30/44 (a) 184
8,210
Morocco (USD) (1%
)
200,000 OCP SA 144A, 3.75%, 6/23/31 (a) 170
245,000 OCP SA 144A, 5.63%, 4/25/24 (a) 245
415
Netherlands (USD) (5%
)
210,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 188
635,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 552
310,000 Petrobras Global Finance BV , 6.25%, 3/17/24  311
200,000 Prosus NV 144A, 3.06%, 7/13/31 (a) 160
200,000 Prosus NV , 3.06%, 7/13/31 (b) 160
200,000 Prosus NV 144A, 3.83%, 2/08/51 (a) 131
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 281
200,000 Prosus NV 144A, 4.99%, 1/19/52 (a) 154
400,000 Sigma Finance Netherlands BV 144A, 4.88%,
3/27/28 (a) 393
285,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15%, 10/01/26  256
315,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  314
595,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.75%, 3/01/28  599
3,499
Norway (USD) (0%
)
300,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 323
Panama (USD) (1%
)
600,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 533
581,665 UEP Penonome II SA 144A, 6.50%, 10/01/38 (a) 440
973
Peru (USD) (1%
)
230,000 Banco de Credito del Peru S.A. 144A, 4.25%,
4/01/23 (a) 230
215,000 Kallpa Generacion SA 144A, 4.13%, 8/16/27 (a) 201
431
Qatar (USD) (0%
)
244,290 Ras Laffan Liquefied Natural Gas Co. Ltd. 3
144A, 5.84%, 9/30/27 (a) 248
Saudi Arabia (USD) (1%
)
555,000 Saudi Arabian Oil Co. 144A, 3.25%,
11/24/50 (a) 403
Principal
or Shares Security Description
Value
(000)
300,000 Saudi Telecom Co. , 3.89%, 5/13/29 (b) $ 293
696
Singapore (USD) (1%
)
241,875 Continuum Energy Levanter Pte Ltd. 144A,
4.50%, 2/09/27 (a) 218
300,000 SingTel Group Treasury Pte Ltd. , 2.38%,
10/03/26 (b) 278
496
South Korea (USD) (2%
)
420,000 Kia Corp. 144A, 3.25%, 4/21/26 (a) 392
200,000 Kookmin Bank 144A, 2.50%, 11/04/30 (a) 165
240,000 Korea Development Bank , 3.38%, 9/16/25  232
200,000 SK Hynix Inc. 144A, 6.50%, 1/17/33 (a)(c) 203
992
Spain (USD) (3%
)
360,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 281
235,417 AI Candelaria Spain SA 144A, 7.50%,
12/15/28 (a) 224
1,630,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A, 5.38%, 12/30/30 (a) 1,166
1,671
Sri Lanka (USD) (0%
)
250,000 Sri Lanka Government International Bond 144A,
6.85%, 11/03/25 (a) 89
Switzerland (USD) (0%
)
100,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 5.020%), 9.02%,
11/15/33 (a)(f) 112
Thailand (USD) (0%
)
200,000 Krung Thai Bank PCL , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.530%), 4.40% (b)(f)(g) 186
Turkey (USD) (1%
)
200,000 Turkiye Sise ve Cam Fabrikalari AS 144A,
6.95%, 3/14/26 (a) 195
200,000 Ulker Biskuvi Sanayi AS 144A, 6.95%,
10/30/25 (a) 179
374
Ukraine (USD) (0%
)
215,000 Ukraine Government International Bond 144A,
7.75%, 9/01/28 (a) 48
United Arab Emirates (USD) (3%
)
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a) 274
315,000 MDGH GMTN RSC Ltd. 144A, 4.50%,
11/07/28 (a) 315
240,000 MDGH GMTN RSC Ltd. 144A, 5.50%,
4/28/33 (a) 257
415,000 NBK Tier 1 Financing 2 Ltd. , (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.832%), 4.50% (b)(f)(g) 392
290,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875%), 3.63% (a)(f)(g) 258
301,810 Sweihan PV Power Co. PJSC 144A, 3.63%,
1/31/49 (a) 253
1,749

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
United Kingdom (USD) (4%
)
200,000 Energean PLC 144A, 6.50%, 4/30/27 (a) $ 188
650,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 519
900,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 710
200,000 Tullow Oil PLC 144A, 10.25%, 5/15/26 (a) 173
455,000 Vedanta Resources Finance II PLC 144A, 8.95%,
3/11/25 (a) 366
260,000 Vedanta Resources Ltd. 144A, 6.13%,
8/09/24 (a) 197
200,000 Vedanta Resources Ltd. 144A, 7.13%, 5/31/23  189
2,342
United States (USD) (17%
)
200,000 American Tower Corp. , 3.38%, 10/15/26  190
299,250 Asurion LLC Term Loan B10 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.68%, 8/18/28 (i) 284
532,180 BBFI Liquidating Trust 144A, 11.63%,
12/30/99 (a)(e) 197
200,000 Bimbo Bakeries USA Inc. 144A, 4.00%,
5/17/51 (a) 161
100,000 Bristol-Myers Squibb Co. , 1.13%, 11/13/27  88
200,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  166
150,000 Crescent Energy Finance LLC 144A, 9.25%,
2/15/28 (a) 150
400,000 Dell International LLC/EMC Corp. , 5.75%,
2/01/33  400
200,000 Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%,
4/26/28 (a) 197
200,000 Ford Motor Credit Co. LLC , 6.95%, 3/06/26  205
350,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  346
100,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88%, 4/15/30  102
200,000 Global Payments Inc. , 3.75%, 6/01/23  199
115,000 Goldman Sachs Group Inc. , 5.70%, 11/01/24  117
255,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 188
400,000 HCL America Inc. 144A, 1.38%, 3/10/26 (a) 358
100,000 Home Depot Inc. , 2.70%, 4/15/25  96
835,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 5.75%, 4/01/33 (a) 821
200,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 181
200,000 Lockheed Martin Corp. , 3.55%, 1/15/26  197
200,000 Mauser Packaging Solutions Holding Co. 144A,
7.88%, 8/15/26 (a) 202
200,000 Medline Borrower LP 144A, 5.25%, 10/01/29 (a) 168
635,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 11.32%, 7/20/29 (i) 578
200,000 National Fuel Gas Co. , 3.75%, 3/01/23  200
315,000 NBM U.S. Holdings Inc. 144A, 7.00%,
5/14/26 (a) 315
200,000 Omega Healthcare Investors Inc. , 4.38%,
8/01/23  199
200,000 ONEOK Inc. , 6.10%, 11/15/32  211
120,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  113
200,000 Sasol Financing USA LLC , 4.38%, 9/18/26  184
50,000 Sealed Air Corp. 144A, 6.13%, 2/01/28 (a) 51
Principal
or Shares Security Description
Value
(000)
200,000 SierraCol Energy Andina LLC 144A, 6.00%,
6/15/28 (a) $ 165
100,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 98
250,000 Synchrony Bank , 5.40%, 8/22/25  249
200,000 Synchrony Financial , 7.25%, 2/02/33  200
510,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 12.07%,
2/04/28 (i) 467
570,000 Terraform Global Operating LP 144A, 6.13%,
3/01/26 (a) 543
1,345,000 U.S. Treasury Bill , 4.64%, 11/02/23 (e) 1,299
550,000 U.S. Treasury Bill , 4.73%, 11/30/23 (e) 530
200,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 193
100,000 UnitedHealth Group Inc. , 3.70%, 5/15/27 (c) 98
200,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (a) 196
100,000 Walmart Inc. , 2.85%, 7/08/24  98
11,000
Virgin Islands (British) (USD) (4%
)
2,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (b) 1,964
250,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 240
200,000 Huarong Finance 2019 Co. Ltd. , 3.38%,
2/24/30 (b) 156
200,000 Studio City Finance Ltd. 144A, 5.00%,
1/15/29 (a) 163
2,523
Total Bonds
(Cost - $64,998) 61,286
Investment Company (8%)
5,411,989 Payden Cash Reserves Money Market Fund*
(Cost - $5,412)  5,412
Total Investments (Cost - $70,410)  (104%)
66,698
Liabilities in excess of Other Assets ( -4% )
(2,835)
Net Assets (100%)
$ 63,863
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $939 and the total market value of the collateral held by the Fund is $976. Amounts in 000s.
(d) Principal in foreign currency.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(g) Perpetual security with no stated maturity date.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 154
USD  154 HSBC Bank USA, N.A. 03/15/2023 $ 14
USD 164
CAD  212 HSBC Bank USA, N.A. 03/15/2023 4
18
Liabilities:
USD 158 EUR  154 HSBC Bank USA, N.A. 03/15/2023 (10)
USD 233 MXN  4,520 HSBC Bank USA, N.A. 04/13/2023 (4)
(14)
Net Unrealized Appreciation (Depreciation)
$4
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 6 Mar-23 $ 779 $ 27 $ 27
U.S. Treasury 2-Year Note Future 23 Mar-23 4,730 17 17
U.S. Treasury 5-Year Note Future 4 Mar-23 437 5 5
U.S. Ultra Bond Future 5 Mar-23 709 39 39
a a
88
Short Contracts:
U.S. Treasury 10-Year Note Future 24 Mar-23 (2,748) (31) (31)
U.S. Treasury 10-Year Ultra Future 19 Mar-23 (2,303) (40) (40)
a a
(71)
Total Futures
$17
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 12/20/2027 $ 250 $13 $19 $(6)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 06/20/2027 600 25 29 (4)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 39 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2027 630 (21) 16 (37)
Protection Bought (Relevant Credit: Republic of Peru), Pay
1% Quarterly, Receive upon credit default 12/20/2027 760 5 9 (4)
$22 $73 $(51)